Changes in Accumulated Other Comprehensive Loss (Income) by Component (Reclassifications out of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue	$ 2,290.2	$ 2,344.0	$ 2,311.4	$ 2,169.4	$ 2,229.1	$ 2,267.9	$ 2,229.2	$ 2,077.2	$ 9,115.0	$ 8,803.3	$ 8,417.2
Cost of operations									5,518.6	5,643.1	5,234.7
Interest expense									(364.9)	(348.7)	(360.0)
Total before tax									1,195.9	885.3	851.2
Tax benefit (expense)									(445.5)	(337.4)	(262.1)
Selling, general and administrative									983.1	918.9	853.8
Net of tax	$ 172.4	$ 215.2	$ 190.3	$ 172.5	$ 50.5	$ 185.8	$ 179.0	$ 132.6	750.4	547.9	589.1
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax									(18.7)	(1.2)	2.3
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax									(31.0)	(2.0)	0.4
Tax benefit (expense)									12.3	0.8	(0.2)
Net of tax									(18.7)	(1.2)	0.2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Cash Flow Hedges [Member] | Recycling commodity hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue									0.0	0.0	0.2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Cash Flow Hedges [Member] | Fuel hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of operations									(28.5)	0.7	2.9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Cash Flow Hedges [Member] | Interest rate contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									(2.5)	(2.7)	(2.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit (expense)									0.0	0.0	(1.4)
Selling, general and administrative									0.0	0.0	3.5
Net of tax									$ 0.0	$ 0.0	$ 2.1